Mar. 01, 2019

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated June 10, 2019 to

PROSPECTUS DATED MARCH 1, 2019

U.S. DYNAMIC EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Dynamic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.23%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.80%	0.25%	0.75%	1.80%	(0.19)%	1.61%
Class C Shares	0.80%	0.75%	1.00%	2.55%	(0.19)%	2.36%
Class C1 Shares	0.80%	1.00%	0.75%	2.55%	(0.19)%	2.36%
Class E Shares	0.80%	None	1.00%	1.80%	(0.19)%	1.61%
Class M Shares	0.80%	None	0.75%	1.55%	(0.24)%	1.31%
Class P Shares	0.80%	None	0.60%	1.40%	(0.16)%	1.24%
Class R6 Shares	0.80%	None	0.60%	1.40%	(0.16)%	1.24%
Class S Shares	0.80%	None	0.75%	1.55%	(0.23)%	1.32%
Class T Shares	0.80%	0.25%	0.75%	1.80%	(0.19)%	1.61%
Class Y Shares	0.80%	None	0.55%	1.35%	(0.14)%	1.21%

#
Until February 28, 2021, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 29, 2020, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.05% of its transfer agency fees for Class A, Class C, Class C1, Class E and Class T Shares, 0.10% of its transfer agency fees for Class M Shares, 0.09% of its transfer agency fees for Class S Shares and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2018 but did not reflect a full year of waiver.

“Other Expenses” for Class C1, Class M, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$729	$1,091	$1,477	$2,555
Class C Shares	$239	$775	$1,338	$2,871
Class C1 Shares	$339	$775	$1,338	$2,871
Class E Shares	$164	$548	$957	$2,100
Class M Shares	$133	$466	$822	$1,825
Class P Shares	$126	$427	$751	$1,666
Class R6 Shares	$126	$427	$751	$1,666
Class S Shares	$134	$467	$823	$1,826
Class T Shares	$410	$784	$1,183	$2,298
Class Y Shares	$123	$414	$726	$1,612

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$239	$775	$1,338	$2,871

(ii)
The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Dynamic Equity Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

(iii)
The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Dynamic Equity Fund in the Prospectus listed above:

•
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.74%	0.25%	0.28%	1.27%	(0.28)%	0.99%
Class C Shares	0.74%	0.75%	0.53%	2.02%	(0.28)%	1.74%
Class C1 Shares	0.74%	1.00%	0.28%	2.02%	(0.28)%	1.74%
Class E Shares	0.74%	None	0.53%	1.27%	(0.28)%	0.99%
Class M Shares	0.74%	None	0.28%	1.02%	(0.38)%	0.64%
Class P Shares	0.74%	None	0.13%	0.87%	(0.28)%	0.59%
Class R6 Shares	0.74%	None	0.13%	0.87%	(0.28)%	0.59%
Class S Shares	0.74%	None	0.28%	1.02%	(0.28)%	0.74%
Class T Shares	0.74%	0.25%	0.28%	1.27%	(0.28)%	0.99%
Class Y Shares	0.74%	None	0.08%	0.82%	(0.26)%	0.56%

#
Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent such direct Fund-level expenses exceed 0.56% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 29, 2020, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.12% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class A, Class C, Class C1, Class E, Class P, Class R6, Class S and Class T Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class C1, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$670	$929	$1,207	$1,998
Class C Shares	$177	$607	$1,062	$2,326
Class C1 Shares	$277	$607	$1,062	$2,326
Class E Shares	$101	$375	$670	$1,509
Class M Shares	$65	$287	$526	$1,213
Class P Shares	$60	$250	$455	$1,047
Class R6 Shares	$60	$250	$455	$1,047
Class S Shares	$76	$297	$536	$1,222
Class T Shares	$348	$616	$903	$1,722
Class Y Shares	$57	$236	$430	$989

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$177	$607	$1,062	$2,326

(ii)
The following replaces the first and second paragraphs in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

(iii)
“Short Sales Risk” is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Strategic Equity Fund in the Prospectus listed above.

U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY:

(i)
The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

(ii)
The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Small Cap Equity Fund in the Prospectus listed above:

•
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

GLOBAL EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.95%	0.25%	0.30%	1.50%	(0.10)%	1.40%
Class C Shares	0.95%	0.75%	0.55%	2.25%	(0.10)%	2.15%
Class C1 Shares	0.95%	1.00%	0.30%	2.25%	(0.10)%	2.15%
Class E Shares	0.95%	None	0.55%	1.50%	(0.10)%	1.40%
Class M Shares	0.95%	None	0.30%	1.25%	(0.20)%	1.05%
Class P Shares	0.95%	None	0.15%	1.10%	(0.12)%	0.98%
Class R6 Shares	0.95%	None	0.15%	1.10%	(0.12)%	0.98%
Class S Shares	0.95%	None	0.30%	1.25%	(0.10)%	1.15%
Class T Shares	0.95%	0.25%	0.30%	1.50%	(0.10)%	1.40%
Class Y Shares	0.95%	None	0.10%	1.05%	(0.10)%	0.95%

#
Until February 28, 2021, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.95% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund

Until February 29, 2020, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2018 but did not reflect a full year of waiver.

“Other Expenses” for Class C1, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$1,013	$1,337	$2,255
Class C Shares	$218	$694	$1,196	$2,577
Class C1 Shares	$318	$694	$1,196	$2,577
Class E Shares	$143	$464	$809	$1,782
Class M Shares	$107	$377	$667	$1,494
Class P Shares	$100	$338	$595	$1,329
Class R6 Shares	$100	$338	$595	$1,329
Class S Shares	$117	$387	$677	$1,502
Class T Shares	$389	$703	$1,039	$1,987
Class Y Shares	$97	$324	$570	$1,274

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$218	$694	$1,196	$2,577

EMERGING MARKETS FUND RISK/RETURN SUMMARY:

(i)
The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Emerging Markets Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value and market-oriented) and multi-manager approach. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options.

GLOBAL INFRASTRUCTURE FUND RISK/RETURN SUMMARY:

(i)
The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Infrastructure Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

(ii)
The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Global Infrastructure Fund in the Prospectus listed above:

•
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

GLOBAL REAL ESTATE SECURITIES FUND RISK/RETURN SUMMARY:

(i)
The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Real Estate Securities Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps.

(ii)
The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Global Real Estate Securities Fund in the Prospectus listed above:

•
Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.